EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions						3 Months Ended				12 Months Ended
	Mar. 31, 2024 ₪ / shares shares	Aug. 14, 2023 $ / shares shares	Feb. 08, 2022 $ / shares shares	Jan. 27, 2022 $ / shares shares	Feb. 18, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 ILS (₪) shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪) shares	Jul. 20, 2023 $ / shares shares	Feb. 28, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of shares reserve stock splits	11.4372
Share issued price per share | ₪ / shares	₪ 0.00286
Converted preferred shares																467,571
Shares issued						42,735										1,565,000
Sales and marketing expenses | $													$ 269
Business acquisition description						the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital	the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital	the Company completed an IPO of its securities on the TASE and issued to the public 33,754 units, each composed of 8.74 ordinary shares, 6.56 Series 1 and 2.19 Series 2 options. Option series 1 will exercise period is within one year, with an exercise price of $29.7 (NIS 92.9). Option series 2 exercise period is within two years, with an exercise price of $44.6 (NIS 139.5). Gross issue proceeds were $8.4 million (NIS 27.4 million). Issuance costs were $0.6 million (NIS 1.9 million), recognized as a deduction from additional paid-in capital	the Company completed an IPO of its securities on the TASE and issued to the public 33,754 units, each composed of 8.74 ordinary shares, 6.56 Series 1 and 2.19 Series 2 options. Option series 1 will exercise period is within one year, with an exercise price of $29.7 (NIS 92.9). Option series 2 exercise period is within two years, with an exercise price of $44.6 (NIS 139.5). Gross issue proceeds were $8.4 million (NIS 27.4 million). Issuance costs were $0.6 million (NIS 1.9 million), recognized as a deduction from additional paid-in capital
Number of ordinary share issued								33,754	33,754
Stock option exercise price | $ / shares						$ 9.1
Payments of debt issuance costs											$ 1,700		8,400	₪ 27.4
Payments of debt issuance costs						$ 1,700	₪ 5.7						600	₪ 1.9
Share issued price per share | $ / shares						$ 8.74
Number of shares issued for services						8.74	8.74
Proceeds from issuance or sale of equity						$ 29,000	₪ 96.0
Number of shares issued, value							₪ 0.5				$ 27,870		$ 7,645
Ordinary shares, authorized										34,973,575	34,973,575
Ordinary shares, par value | $ / shares										$ 0.00286	$ 0.00286
Ordinary shares, issued										5,912,223	5,912,223
Ordinary shares, outstanding										5,912,223	5,912,223
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary share issued											3,616,487	[1]	295,125	295,125
Number of shares issued, value | $											$ 3		$ 2
Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued										4,000,000
Description of transaction				Each whole Private Placement Unit consisted of one Class A ordinary share, one-half of one warrant (the “Private Warrant”) and one right (the “Private Rights”).
Preferred stock, shares authorized										1,000,000	1,000,000
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Ordinary shares, issued										2,377,318					2,377,318
Ordinary shares, outstanding										2,377,318					2,377,318
Ordinary shares subject to possible redemption										2,377,318	11,500,000
Warrants term										5 years
Redemption price per share | $ / shares										$ 10.10					$ 10.50
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 11.50
Keyarch Acquisition Corporation [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares										$ 18.00
Keyarch Acquisition Corporation [Member] | Newly Issued Price [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment ownership percentage										60.00%
Keyarch Acquisition Corporation [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares										$ 11.50
Warrants term										5 years
Redemption price per share | $ / shares										$ 18.00
Debt instrument convertible threshold percentage of stock price trigger										180.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.01
Option One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)								$ 29.7	₪ 92.9
Option Two [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)								$ 44.6	₪ 139.5
Series Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares						$ 5.68
Common Class A [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary share issued		2,874,999
Ordinary shares, authorized										180,000,000	180,000,000
Ordinary shares, par value | $ / shares		$ 0.0001								$ 0.0001	$ 0.0001
Ordinary shares, issued		5,997,317								3,619,999	745,000
Ordinary shares, outstanding		5,997,317								3,619,999	745,000
Ordinary shares subject to possible redemption										2,377,318	11,500,000
Ordinary shares hold percentage		56.10%
Share price | $ / shares										$ 9.20
Redemption price per share | $ / shares										$ 10.87	$ 10.25
Common Class B [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, authorized										20,000,000	20,000,000
Ordinary shares, par value | $ / shares		$ 0.0001								$ 0.0001	$ 0.0001
Ordinary shares, issued		1								1	2,875,000
Ordinary shares, outstanding		1								1	2,875,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Grant shares					26,230
Description of transaction					the Company, exercisable for a price per share at 120% of a the share price that would be determined at the IPO and for a period of five years
Payments of debt issuance costs | $													$ 600
IPO [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares				10.00
Share issued price per share | $ / shares				10.00
IPO [Member] | Common Class A [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares				10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						352,276
Private Placement [Member] | Keyarch Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares			$ 10.00	$ 10.00
Shares issued				450,000
Number of ordinary share issued			45,000
Share price | $ / shares			$ 10.00
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Converted preferred shares	18,881,400
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Converted preferred shares	1,650,875

[1]	Adjusted to reflect reverse stock split, see Note 11